LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

22. LEASE LIABILITIES

The Company has Category I leases, Category II leases and equipment financing liabilities for various mine and plant equipment, office space and land. Category I leases and equipment financing obligations require underlying assets to be pledged as security against the obligations and all of the risks and rewards incidental to ownership of the underlying asset being transferred to the Company. For Category II leases, the Company controls but does not have ownership of the underlying right-of-use assets.

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method.

Certain lease agreements may contain lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, the Company has elected to account for the lease and non-lease components as a single lease component.

The movement in lease liabilities during the years ended December 31, 2023 and December 31, 2022 are comprised of the following:

	Category I Leases (a)	Category II Leases(b)	Equipment Financing(c)	Total
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Additions	3,109	3,314	-	6,423
Remeasurements	-	2,815	-	2,815
Finance costs	237	1,894	-	2,131
Repayments of principal	(2,446)	(9,065)	(64)	(11,575)
Repayments of finance costs	(210)	(1,894)	-	(2,104)
Transfer to asset held-for-sale (Note 14)	-	(458)	-	(458)
Foreign exchange	-	490	-	490
Balance at December 31, 2022	$5,943	$31,640	$-	$37,583
Additions	2,231	4,540	-	6,771
Remeasurements	-	6,151	-	6,151
Disposals	-	(36)	-	(36)
Finance costs	388	2,217	-	2,605
Repayment of principal	(3,502)	(11,736)	-	(15,238)
Repayments of finance costs	(389)	(2,183)	-	(2,572)
Transfer to asset held-for-sale (Note 14)	-	(82)	-	(82)
Foreign Exchange	-	1,520	-	1,520
Balance at December 31, 2023	$4,671	$32,031	$-	$36,702
Statements of Financial Position Presentation
Current portion of lease liabilities	$2,801	$11,026	$-	$13,827
Non-current portion of lease liabilities	3,142	20,614	-	23,756
Balance at December 31, 2022	$5,943	$31,640	$-	$37,583
Current portion of lease liabilities	$3,144	$14,226	$-	$17,370
Non-current portion of lease liabilities	1,527	17,805	-	19,332
Balance at December 31, 2023	$4,671	$32,031	$-	$36,702

(a) Category I leases

Category I leases primarily relate to financing arrangements entered into for the rental of vehicles and equipment. These leases have remaining lease terms of one to three years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 3.4% to 11.4% per annum.

(b) Category II leases

Category II leases primarily relate to equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment. These leases have remaining lease terms of one to seven years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 4.5% to 11.4% per annum.

During the year ended December 31, 2023 and 2022, the amounts of lease payments recognized in the profit and loss are summarized as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Expenses relating to variable lease payments not included in the measurement of lease liability	$113,486	$132,101
Expenses relating to short-term leases	29,996	35,913
Expenses relating to low value leases	661	760
	$144,143	$168,774

(c) Equipment financing

During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA. As of December 31, 2023, the credit facility has expired. As of December 31, 2022, the Company was in compliance with these covenants.

As at December 31, 2023, the net book value of property, plant and equipment includes $nil (December 31, 2022 - $nil) equipment pledged as security for the equipment financing.